MANAGED INCOME SECURITIES PLUS FUND, INC.







SEMI-ANNUAL REPORT
JUNE 30, 1998
(unaudited)

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                             LETTER TO SHAREHOLDERS

                                                                   July 27, 1998
Dear Shareholders:

         We are pleased to present the semi-annual report for the Managed Income Securities Plus Fund, Inc. (the "Fund") for the six months ended June 30, 1998. Enclosed you will find the unaudited financial statements for the Fund for the six months ended June 30, 1998, including the portfolio of investments as of June 30, 1998.

         The Fund commenced investment operations on February 5, 1997. The initial net asset value ("NAV") of the Fund's common shares was $10,000.00 per share. At June 30, 1998 the NAV of the Fund's common shares was $10,289.66, representing an increase in total return, based on NAV, of 3.83%, for the period February 5, 1997 through June 30, 1998 and 1.02% for the six months ended June 30,1998, assuming reinvestment of dividends and distributions, if any. Additional performance data can be found in the "Financial Highlights" section of this report.

         We appreciate your interest in the Fund, and would be pleased to respond to any questions or comments. If you have any questions, please feel free to call the Fund at 212-272-9027.


Sincerely,




/S/
-----------------------
Eli Wachtel
President
Managed Income Securities Plus Fund, Inc.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                            PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 1998
                                   (unaudited)

--------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
DESCRIPTION                                             (000's)       (NOTE A)
--------------------------------------------------------------------------------
LONG-TERM INVESTMENT - 41.94%
U.S. GOVERNMENT OBLIGATION - 41.94%
U.S. Treasury Note, 7.25%, 08/15/04
     (cost - $213,787,718) ...........................    202,000   $219,762,264
                                                                    ------------

SHORT-TERM INVESTMENTS - 58.06%
COMMERCIAL PAPER - 40.71%
Associates Corp. N.A., 5.50%, 07/27/98 ................    25,000     24,900,694
Barton Capital Corp., 5.50%, 07/16/98 .................    24,017     23,961,961
Citibank Credit Card Master Trust, Dakota Certificates,
      5.50%,07/27/98 ..................................    25,000     24,900,694
Delaware Funding Group, 5.50%, 07/24/98 ...............    25,000     24,912,153
General Motors Acceptance Corp., 5.49%, 07/24/98 ......    10,000      9,964,925
General Motors Acceptance Corp., 5.50%, 07/27/98 ......    15,000     14,940,417
Prudential Funding Corp., 5.50%, 07/27/98 .............    15,000     14,940,417
Sigma Finance Corp., 5.50%, 07/20/98 ..................    25,000     24,927,430
Twin Towers Inc., 5.50%, 07/15/98 .....................    25,000     24,946,528
Windmill Funding Corp., 5.50%, 07/24/98 ...............    25,000     24,912,153
                                                                    ------------
      Total Commercial Paper (cost - $213,307,372) ....              213,307,372
                                                                    ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 17.11%
Federal Home Loan Mortgage Corp., 5.45%*, 07/27/98 ....    45,000     44,822,875
Federal National Mortgage Corp., 5.43%*, 07/27/98 .....    45,000     44,823,525
                                                                    ------------
      Total U.S. Government Agency Discount Notes
          (cost - $89,646,400) ........................               89,646,400
                                                                    ------------

                                                         SHARES
                                                         ------
INVESTMENT COMPANIES - 0.24%
Federated Investors, Trust for Short-Term
      U.S. Government Securities** ....................     2,744          2,744
The Milestone Funds Treasury Obligations Portfolio,
    Institutional Shares** ............................ 1,244,173      1,244,173
                                                                    ------------
      Total Investment Companies (cost - $1,246,917) ..                1,246,917
                                                                    ------------

Total Short-Term Investments (cost - $304,200,689) ....              304,200,689
                                                                    ------------

Total Investments (cost - $517,988,407) - 100.00% .....             $523,962,953
                                                                    ============

------------------
*   Effective yield on date of purchase.
**  Money Market Fund.





The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1998
                                   (unaudited)


ASSETS
    Investments, at value (cost $517,988,407)(Notes A,C).........   $523,962,953
    Interest receivable..........................................      5,537,362
    Receivable for investments sold..............................        278,294
    Deferred organization expenses (Note A)......................         23,899
    Prepaid insurance............................................          6,077
                                                                    ------------
                Total assets.....................................    529,808,585
                                                                    ------------

LIABILITIES
    Notes payable (Note A).......................................         50,000
    Advisory fee payable (Note B)................................         32,437
    Accounting and administration fees payable (Note B)..........         13,371
    Accrued expenses.............................................         64,851
                                                                    ------------
                Total liabilities................................        160,659
                                                                    ------------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES..............   $529,647,926
                                                                    ============



Net assets consist of:
    Preferred shares (Note D)....................................   $200,000,000
    Common shares:
       Par value ($0.01, 32,036.8 shares issued and outstanding,
          97,000 shares authorized)..............................            320
       Paid-in capital (Note D)..................................    320,573,066
       Undistributed net investment income.......................      1,488,311
       Accumulated net realized gain on investments and
          foreign currency related transactions..................      1,611,683
       Net unrealized appreciation in value of investments.......      5,974,546
                                                                    ------------
               Net assets applicable to outstanding capital shares  $529,647,926
                                                                    ============

               Net assets applicable to outstanding common shares   $329,647,926
                                                                    ============

NET ASSET VALUE PER COMMON SHARE:
            ($329,647,926 -- 32,036.8)............................    $10,289.66
                                                                    ============







The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (unaudited)




INVESTMENT INCOME
  Interest (Note A)..............................................   $15,088,934
                                                                    -----------


EXPENSES
  Advisory fees (Note B).........................................       195,886
  Accounting and administration fees (Note B)....................        39,672
  Custodian fees and expenses (Note B)...........................        30,167
  Legal and auditing fees........................................        23,845
  Transfer agent fees and expenses...............................        14,876
  Directors' fees and expenses...................................        12,858
  Amortization of organizational costs (Note A)..................         3,291
  Interest and other (Note A)....................................        10,028
                                                                    -----------
       Total expenses............................................       330,623

  Net investment income..........................................    14,758,311
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY RELATED TRANSACTIONS
  Net realized gain/(loss) from:
     Investments.................................................     1,639,324
     Foreign currency related transactions.......................       (27,641)
  Net change in unrealized appreciation in value of
     investments and translation of other assets and liabilities
     denominated in foreign currencies...........................       228,977
                                                                    -----------

  Net realized and unrealized gain on investments and foreign
     currency related transactions...............................     1,840,660

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $16,598,971
                                                                    -----------








The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                  FOR THE SIX MONTHS    FOR THE PERIOD
                                                                        ENDED          FEBRUARY 5, 1997*
                                                                     JUNE 30, 1998        THROUGH
                                                                      (UNAUDITED)     DECEMBER 31, 1997
                                                                      -----------     -----------------
 INCREASE IN NET ASSETS FROM
 OPERATIONS
  Net investment income...........................................     $14,758,311      $26,682,072
  Net realized gain on investments and foreign currency
    related transactions..........................................       1,611,683           47,834
  Net change in unrealized appreciation in value of
    investments and translation of other assets and liabilities
    denominated in foreign currencies, if any.....................         228,977        5,745,569
                                                                       -----------      -----------
  Net increase in net assets resulting from operations............      16,598,971       32,475,475
                                                                       -----------      -----------

 Dividends to preferred shareholders from
  Net investment income...........................................     (13,270,000)     (23,811,909)

 Dividends and distributions to common shareholders from
  Net investment income...........................................         -             (2,885,777)
  Net realized gain from investments..............................         -                (47,834)
                                                                       -----------      -----------
  Total dividends and distributions to shareholders...............     (13,270,000)     (26,745,520)
                                                                       -----------      -----------

 CAPITAL SHARE TRANSACTIONS
  Net proceeds from the sale of common and preferred shares.......         -            520,589,000
                                                                       -----------      -----------
  Total increase in net assets....................................       3,328,971      526,318,955
                                                                       -----------      -----------

 NET ASSETS
  Beginning of period.............................................     526,318,955          -
                                                                       -----------      -----------

  End of period (including undistributed net investment income
    of $1,488,311 for the six months ended June 30, 1998).........    $529,647,926     $526,318,955
                                                                      ============     ============

-------------------
 * Commencement of investment operations.













    The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                              FINANCIAL HIGHLIGHTS



--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                          FOR THE SIX MONTHS      FOR THE PERIOD
                                                           ENDED JUNE 30, 1998  FEBRUARY 5, 1997*
                                                                                     THROUGH
                                                              (UNAUDITED)       DECEMBER 31, 1997
                                                              -----------       -----------------
Per Share Operating Performance
   Net asset value, beginning of period........................ $10,185.75         $10,000.00
                                                                ----------         ----------
   Net investment income.......................................     460.67             836.13
   Net realized and unrealized gain on investments and
      foreign currency related transactions....................      57.45             187.38 (1)
                                                                ----------         ----------
   Net increase in net assets resulting from operations........     518.12           1,023.51
                                                                ----------         ----------

   Dividends to preferred shareholders from
       Net investment income...................................    (414.21)           (746.19)
   Dividends and distributions to common shareholders from
       Net investment income...................................           -            (90.08)
       Net realized capital gains..............................           -             (1.49)
                                                                ----------         ----------
   Total dividends and distributions to shareholders...........    (414.21)           (837.76)
                                                                ----------         ----------

   Net asset value, end of period.............................. $10,289.66         $10,185.75
                                                                ==========         ==========
   Total investment return(2)..................................       1.02%              2.78%
                                                                ==========         ==========

Ratios/Supplemental Data
   Net assets applicable to outstanding capital shares
       at end of period (000's omitted)........................   $529,648          $526,319
   Ratio of expenses to average net assets(3)..................       0.13%             0.14%
   Ratio of net investment income to average net assets(3).....       5.65%             5.71%
   Portfolio turnover rate.....................................      21.75%            25.79%
   Value of preferred shares outstanding (000's omitted).......   $200,000          $200,000
   Net asset coverage per share of preferred shares,
       end of period...........................................   $264,824          $263,159
   Liquidation value per share of preferred shares(4)(Note D)..   $100,000          $100,000

----------------
 *  Commencement of investment operations.
 +  Calculated based on average shares outstanding.

(1) The amount shown for a common share outstanding is not in accordance with the change in the aggregate gains and losses in investments during the period due to the timing of sales of Fund shares in connection with the Fund's offerings and fluctuating net asset values.
(2) Total investment return is calculated assuming a purchase of common shares at the net asset value on the first day and a sale of common shares on the last day of each period. Total investment return includes reinvestment of dividends and distributions, if any. Underwriting discounts and commissions, if any, are not reflected in total investment return. Total investment return is not annualized.
(3) Annualized.
(4) Excluding accumulated but unpaid dividends, if any.


The accompanying notes are an integral part of the financial statements.

                    MANAGED INCOME SECURITIES PLUS FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)


NOTE A - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Managed Income Securities Plus Fund, Inc. (the "Fund"), is a non-diversified, closed-end management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was incorporated under the laws of the State of Delaware on January 27, 1997.

ORGANIZATIONAL MATTERS - Prior to commencing investment operations on February 5, 1997, the Fund did not have any transactions other than those relating to organizational matters. Costs of $33,191 incurred by the Fund in connection with the organization, registration with the Commission and initial offering of its shares, have been deferred and are currently being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Fund. In accordance with Statement of Position 98-5 Reporting on the Costs of Start-up Activities, unamortized costs existing at January 1, 1999 (start of the Fund's new fiscal year), will be charged to expense at that date. Management expects that this change will not have any material impact on the operations of the Fund. In the event that the Fund is liquidated prior to January 1, 1999, The Bear Stearns Companies Inc. ("Bear Stearns") shall bear the unamortized deferred organization expenses.

MANAGEMENT ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION - Investments are stated at fair value in the accompanying financial statements. Investments (including short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Fund's Board of Directors. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market, are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value. Expenses and fees, including the investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund's shares. The net asset value of the Fund is calculated at the end of each month and at any other times determined by the Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from securities, if any, are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts are treated as adjustments to interest income and identified costs of investments over the lives of respective investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. During the period the contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. When the contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

U.S. FEDERAL TAX STATUS - The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Fund intends not to be subject to a U.S. federal excise tax.

FOREIGN CURRENCY TRANSLATIONS - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for U.S. federal income tax purposes.

Net currency gains from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in the value of investments and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received.


DIVIDENDS AND DISTRIBUTIONS - The Fund distributes, at least annually to shareholders of the common shares, substantially all of its net investment income and net realized short-term capital gains, if any after the required distributions on the preferred shares are met. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses to shareholders of the common shares, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to common and preferred shareholders are recorded by the Fund on the respective shares' ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

Dividends on the outstanding preferred shares of the Fund are cumulative from their respective settlement dates, and payable quarterly in arrears on March 30, June 30, September 30, and December 30 of each year (or the next succeeding business day), at a rate representing an annual dividend yield of 13.270% until and including December 30, 2006, and thereafter at a rate representing an annual dividend yield of 1.00%.


OTHER - The Fund has outstanding $50,000 aggregate principal amounts of Floating Rate Notes (the "Notes") paying interest quarterly at a floating rate equal to the three month London Interbank Offered Rate ("LIBOR") plus 2.50% per annum over the yield of the one-year constant maturity Treasury Security. The Notes are redeemable at face value at any time by the Fund and are due upon the earlier of December 30, 2017 or the dissolution of the Fund.

NOTE B - TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 1998, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of Bear Stearns, served as the Fund's investment adviser pursuant to an Investment Advisory Agreement whereby the Fund has agreed to pay the Adviser a monthly fee equal to an annual rate of 0.075% of the Fund's average monthly net assets.

Under the terms of an Administrative Services Agreement with the Fund, PFPC Inc. ("PFPC") provides certain fund accounting and administrative services to the Fund. For providing these services, the Fund has agreed to pay PFPC an annual fee of $80,000, plus out of pocket expenses, payable monthly.

PFPC also serves as the Fund's transfer agent, dividend disbursing agent and the registrar for the common shares, preferred shares and Notes.

Custodial Trust Company ("CTC"), a wholly-owned subsidiary of Bear Stearns and an affiliate of the Adviser, serves as custodian to the Fund. For providing these services, the Fund has agreed to pay CTC a monthly fee equal to an annual rate of 0.01% of the Fund's average monthly net assets, subject to a minimum annual fee of $6,000, plus transaction charges.

NOTE C - INVESTMENTS IN SECURITIES

For U.S. federal income tax purposes, the cost of securities owned at June 30, 1998 was $518,328,291. Accordingly, the net unrealized appreciation of investments (including investments denominated in foreign currencies) of $5,634,662 was composed entirely of gross appreciation representing an excess of value over the cost of the Fund's investments.

For the six months ended June 30, 1998, purchases and sales of securities, other than short-term investments, were $52,395,819 and $46,900,203, respectively.


NOTE D - CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 97,000 shares of $0.01 par value common stock. The Fund currently has 32,036.8 shares of common stock outstanding, all of which are beneficially owned by

Bear Stearns. The common shares have not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence the common shares may be offered or transferred only in a private transaction.

During the period ended December 31, 1997, the Fund had no transactions in its common shares, other than the sale of 32,036.8 shares to Bear Stearns for $320,589,000. For the six months ended June 30, 1998, the Fund had no transactions in its common shares.

The Fund is authorized to issue up to 3,000 shares of $0.01 par value preferred stock. The Fund currently has 2,000 shares of preferred stock outstanding. The preferred shares have not been and will not be registered under the Securities Act of 1933, as amended, and as a consequence, the preferred shares may be offered or transferred only in a private transaction. At June 30, 1998, the preferred shares were rated "aaa" by Moody's Investors Service.

During the period ended December 31, 1997, the Fund had no transactions in its preferred shares, other than the sale of 2,000 shares for $200,000,000. For the six months ended June 30, 1998, the Fund had no transactions in its preferred shares.

No dividends shall be declared, paid or set apart for payment on any series of capital shares of the Fund ranking, as to dividends, on a parity with or junior to the preferred shares for any period, unless full cumulative dividends have been or contemporaneously are being declared and paid, or declared and a sum sufficient for the payment thereof is set apart for such payments, on the preferred shares for all past dividend periods and the then-current dividend period.

Additionally, under the 1940 Act, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares is less than 200%. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Fund, the holders of the preferred shares at the time outstanding will be entitled to receive out of the assets of the Fund available for distribution to shareholders, before any distribution of assets is made to holders of common shares or any other class of shares ranking junior to the preferred shares upon liquidation, liquidating distributions equal to $100,000 per share.

The preferred shares are not redeemable, except upon the occurrence of a Tax Event (as defined under "Description of Preferred Stock - Rights Upon Liquidation" caption in the Fund's Offering Memorandum). In the event that a Tax Event has occurred, the Fund may, at its option, redeem in whole, but not in part, the preferred shares at a redemption price equal to the Tax Event Redemption Price. The Tax Redemption Price will be (i) the sum of the present values of all future dividend payments due on the preferred shares (rounded to the nearest whole cent per share), discounted on a quarterly basis at the "Redemption Discount Rate" (as defined in the Fund's Offering Memorandum) to the dividend payment date immediately preceding the redemption date, plus (ii) any accrued but unpaid dividends up to and including the redemption date.

The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of the Fund's directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and

(b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

BEAR
STEARNS

MANAGED INCOME SECURITIES PLUS FUND, INC.
245 Park Avenue
New York, NY 10167
1.212.272.9027

DIRECTORS AND CORPORATE OFFICERS
William J. Montgoris          Chairman of the Board
Eli Wachtel                   President and Director
Peter M. Bren                 Director
John R. McKernan, Jr.         Director
M.B. Oglesby, Jr.             Director
Frank J. Maresca              Vice President and Treasurer
Vincent L. Pereira            Vice President, Assistant Treasurer and
                              Assistant Secretary

INVESTMENT ADVISER
Bear Stearns Asset
Management Inc.
575 Lexington Avenue
New York, NY 10022

CUSTODIAN                     CO-ADMINISTRATOR,
Custodial Trust Company       ACCOUNTING AND
101 Carnegie Center           TRANSFER AGENT
Princeton, NJ 08540           PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

LEGAL COUNSEL                 INDEPENDENT AUDITORS
Skadden, Arps, Slate,         Deloitte & Touche LLP
Meagher & Flom LLP            Two World Financial Center
919 Third Avenue              New York, NY 10281
New York, NY 10022

This report, including the financial statements herein, is submitted for the general information of shareholders of the Fund. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report. The financial information included herein is taken from the records of the Fund without audit by the Fund's independent auditors who do not express an opinion thereon. Total investment return is based on historical results and is not intended to indicate future performance. The total investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original cost.